OTHER ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets [abstract]
Deferred financing costs associated with the revolving credit facility	$ 2,272	$ 1,890
Long-term receivables	283	291
Other assets	$ 2,555	$ 2,181